Income Tax - Income (Loss) before Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (loss) recorded in The Netherlands	$ (13)	$ (17)	$ (10)
Income (loss) from foreign operations	1,402	970	211
Income (loss) before income taxes and noncontrolling interest	$ 1,389	$ 953	$ 201